Investment Portfolioas of September 30, 2025 (Unaudited)
DWS Core Equity VIP
	Shares	Value ($)

Common Stocks 99.3%
Communication Services 10.1%
Entertainment 2.1%
Netflix, Inc.*	759	909,980
Spotify Technology SA*	545	380,410
Walt Disney Co.	9,230	1,056,835
		2,347,225
Interactive Media & Services 7.2%
Alphabet, Inc. "C"	21,390	5,209,534
Meta Platforms, Inc. "A"	4,254	3,124,053
		8,333,587
Wireless Telecommunication Services 0.8%
T-Mobile U.S., Inc.	3,899	933,343
Consumer Discretionary 10.8%
Automobiles 2.6%
General Motors Co.	18,756	1,143,553
Tesla, Inc.*	4,068	1,809,121
		2,952,674
Broadline Retail 3.9%
Amazon.com, Inc.*	18,257	4,008,690
Coupang, Inc.*	16,675	536,935
		4,545,625
Hotels, Restaurants & Leisure 0.8%
DraftKings, Inc. "A"*	11,243	420,488
Hyatt Hotels Corp. "A" (a)	3,601	511,090
		931,578
Household Durables 1.7%
PulteGroup, Inc.	14,680	1,939,668
Leisure Products 0.8%
Hasbro, Inc.	12,612	956,620
Specialty Retail 0.5%
TJX Companies, Inc.	4,299	621,378
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. "B"	7,343	512,027
Consumer Staples 4.5%
Beverages 0.9%
Constellation Brands, Inc. "A"	4,444	598,474
Molson Coors Beverage Co. "B" (a)	11,169	505,397
		1,103,871

Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp.	838	775,678
Walmart, Inc.	20,427	2,105,207
		2,880,885
Household Products 0.4%
Clorox Co.	3,414	420,946
Tobacco 0.7%
Philip Morris International, Inc.	4,697	761,853
Energy 2.9%
Energy Equipment & Services 0.3%
Schlumberger NV	9,560	328,577
Oil, Gas & Consumable Fuels 2.6%
Cheniere Energy, Inc.	4,507	1,059,055
Chord Energy Corp.	3,249	322,853
Exxon Mobil Corp.	7,882	888,696
HF Sinclair Corp.	14,265	746,630
		3,017,234
Financials 13.1%
Banks 5.4%
Bank of America Corp.	17,463	900,916
JPMorgan Chase & Co.	11,314	3,568,775
Wells Fargo & Co.	20,661	1,731,805
		6,201,496
Capital Markets 4.5%
Ameriprise Financial, Inc.	2,713	1,332,761
Blackstone, Inc.	4,284	731,921
Cboe Global Markets, Inc.	4,740	1,162,485
Intercontinental Exchange, Inc.	2,993	504,261
KKR & Co., Inc.	4,222	548,649
S&P Global, Inc.	1,988	967,580
		5,247,657
Financial Services 2.8%
Apollo Global Management, Inc.	6,395	852,262
Visa, Inc. "A"	6,892	2,352,791
		3,205,053
Insurance 0.4%
Allstate Corp.	2,204	473,088
Health Care 8.0%
Biotechnology 3.9%
AbbVie, Inc.	10,317	2,388,798
Amgen, Inc.	4,833	1,363,873
Regeneron Pharmaceuticals, Inc.	1,437	807,982
		4,560,653
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	3,885	520,357
Medtronic PLC	5,370	511,439
STERIS PLC	2,322	574,555
		1,606,351
Health Care Providers & Services 0.7%
Cigna Group	2,749	792,399

Health Care Technology 0.6%
Veeva Systems, Inc. "A"*	2,183	650,338
Pharmaceuticals 1.4%
Johnson & Johnson	5,713	1,059,304
Merck & Co., Inc.	6,746	566,192
		1,625,496
Industrials 9.0%
Aerospace & Defense 3.4%
Boeing Co.*	2,409	519,934
GE Aerospace	1,922	578,176
Howmet Aerospace, Inc.	3,073	603,015
Lockheed Martin Corp.	1,915	955,987
Rocket Lab Corp.* (a)	6,636	317,931
RTX Corp.	5,818	973,526
		3,948,569
Building Products 1.1%
Owens Corning	9,340	1,321,236
Commercial Services & Supplies 1.9%
Veralto Corp.	3,066	326,866
Waste Management, Inc.	8,182	1,806,831
		2,133,697
Electrical Equipment 0.5%
Hubbell, Inc.	1,321	568,440
Ground Transportation 0.1%
Union Pacific Corp.	684	161,677
Machinery 1.1%
Caterpillar, Inc.	2,720	1,297,848
Professional Services 0.9%
Automatic Data Processing, Inc.	1,998	586,413
Verisk Analytics, Inc.	1,603	403,171
		989,584
Information Technology 34.3%
Communications Equipment 0.6%
Cisco Systems, Inc.	10,053	687,826
IT Services 0.5%
Cloudflare, Inc. "A"*	2,794	599,565
Semiconductors & Semiconductor Equipment 12.1%
Advanced Micro Devices, Inc.*	5,991	969,284
Broadcom, Inc.	4,908	1,619,198
Lam Research Corp.	5,707	764,167
Micron Technology, Inc.	10,143	1,697,127
MKS, Inc.	2,876	355,962
NVIDIA Corp.	40,084	7,478,873
QUALCOMM, Inc.	6,096	1,014,131
		13,898,742

Software 12.6%
Adobe, Inc.*	791	279,025
Fortinet, Inc.*	5,230	439,738
Microsoft Corp.	19,859	10,285,969
Oracle Corp.	8,661	2,435,820
Palantir Technologies, Inc. "A"*	1,576	287,494
ServiceNow, Inc.*	854	785,919
		14,513,965
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	38,516	9,807,329
Materials 1.6%
Chemicals 0.6%
Albemarle Corp. (a)	4,871	394,941
Mosaic Co.	10,236	354,984
		749,925
Containers & Packaging 0.4%
AptarGroup, Inc.	3,290	439,742
Metals & Mining 0.6%
Nucor Corp.	5,147	697,058
Real Estate 2.4%
Health Care REITs 0.6%
Medical Properties Trust, Inc. (a)	130,776	663,034
Industrial REITs 0.8%
Prologis, Inc.	7,516	860,732
Real Estate Management & Development 0.6%
Zillow Group, Inc. "C"*	9,303	716,796
Residential REITs 0.4%
AvalonBay Communities, Inc.	2,597	501,663
Utilities 2.6%
Electric Utilities 1.6%
FirstEnergy Corp.	8,886	407,156
NRG Energy, Inc.	8,927	1,445,728
		1,852,884
Independent Power & Renewable Electricity Producers 0.5%
Vistra Corp.	2,483	486,469
Multi-Utilities 0.5%
WEC Energy Group, Inc.	5,182	593,806
Total Common Stocks (Cost $54,909,789)		114,440,209

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (b) (c) (Cost $686,175)	686,175	686,175

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.18% (b) (Cost $941,638)	941,638	941,638

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $56,537,602)	100.7	116,068,022
Other Assets and Liabilities, Net	(0.7)	(785,447)
Net Assets	100.0	115,282,575
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (b) (c)
1,156,525	—	470,350 (d)	—	—	4,032	—	686,175	686,175
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.18% (b)
1,376,833	12,166,378	12,601,573	—	—	27,349	—	941,638	941,638
2,533,358	12,166,378	13,071,923	—	—	31,381	—	1,627,813	1,627,813

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $2,367,069, which is 2.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,775,430.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$114,440,209	$—	$—	$114,440,209
Short-Term Investments (a)	1,627,813	—	—	1,627,813
Total	$116,068,022	$—	$—	$116,068,022

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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